THE ADVISORS’ INNER CIRCLE FUND III

Ninety One Global Franchise Fund

Ninety One International Franchise Fund

(each, a “Fund”)

Supplement dated April 1, 2024 to the Funds’ Prospectus dated March 1, 2024 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with the Prospectus.

Abrie Pretorius, Elias Erickson and Paul Vincent have joined Clyde Rossouw as portfolio managers for the Global Franchise Fund, and Clyde Rossouw and Abrie Pretorius have joined Elias Erickson as portfolio managers for the International Franchise Fund as of April 1, 2024. Accordingly, effective immediately, the Prospectus is hereby amended and supplemented as follows:

1.	The “Ninety One Global Franchise Fund – Portfolio Manager” section is deleted and replaced with the following:

Portfolio Managers

Clyde Rossouw, Head of Quality at Ninety One SA (Pty) Ltd (“Ninety One Pty”), an affiliate of Ninety One NA, has managed the Fund since its inception in 2017.

Abrie Pretorius, Portfolio Manager at Ninety One NA, has managed the Fund since 2024.

Elias Erickson, Portfolio Manager at Ninety One NA, has managed the Fund since 2024.

Paul Vincent, Portfolio Manager at Ninety One UK Ltd. (“Ninety One UK”), an affiliate of Ninety One NA, has managed the Fund since 2024.

2.	The “Ninety One International Franchise Fund – Portfolio Manager” section is deleted and replaced with the following:

Portfolio Managers

Elias Erickson, Portfolio Manager at Ninety One NA, has managed the Fund since its inception in 2021.

Clyde Rossouw, Head of Quality at Ninety One SA (Pty) Ltd (“Ninety One Pty”), an affiliate of Ninety One NA, has managed the Fund since 2024.

Abrie Pretorius, Portfolio Manager at Ninety One NA, has managed the Fund since 2024.

3.	The third paragraph of the “Investment Adviser” section is deleted and replaced with the following:

In rendering investment advisory services to the Funds, Ninety One NA relies on a dual hatting agreement with certain affiliates, including Ninety One UK or Ninety One Pty in the case of the Ninety One Emerging Markets Equity Fund, the Ninety One Global Franchise Fund and the Ninety One International Franchise Fund, and including Ninety One UK in the case of the Ninety One Global Environment Fund, pursuant to which certain employees of such affiliates are permitted to provide portfolio management services to Ninety One NA’s clients (including the Funds). Under the dual hatting agreements, such employees and such affiliates are considered “associated persons,” as that term is defined in the Investment Advisers Act of 1940, as amended, of Ninety One NA, and the employees are subject to the control and supervision of Ninety One NA, and to Ninety One NA’s compliance policies and procedures and code of ethics, in connection with any services they provide to Ninety One NA’s clients.

4.	The “Portfolio Managers” section is deleted and replaced with the following:

Graeme Baker, Portfolio Manager at Ninety One UK, serves as a portfolio manager of the Ninety One Global Environment Fund. Mr. Baker joined Ninety One UK in 2010 as an energy analyst. Prior to joining Ninety One UK, Mr. Baker worked as an investment analyst at Hargreaves Lansdown Asset Management where he focused on Alternatives and Global Equities. Mr. Baker received a BSc in Economics from the University of Bristol.

Deirdre Cooper, Portfolio Manager at Ninety One UK, serves as a portfolio manager of the Ninety One Global Environment Fund. Ms. Cooper joined Ninety One UK in 2018. Previously, Ms. Cooper was a Partner, Portfolio Manager and Head of Research at Ecofin, where she served as the Co-Portfolio for 10 years on a segregated account in the environmental sector for a large European sovereign fund. She received an MBA from Harvard Business School and her BA from University College Dublin.

Elias Erickson, Portfolio Manager at Ninety One NA, serves as a portfolio manager of the Ninety One Global Franchise Fund and Ninety One International Franchise Fund. Mr. Erickson joined Ninety One NA in 2018. Previously, Mr. Erickson was a Managing Director at Thornburg Investment Management, where he served as an Associate Portfolio Manager for the Thornburg Global Opportunities Fund since 2015.

Archie Hart, Portfolio Manager at Ninety One UK, serves as a portfolio manager of the Ninety One Emerging Markets Equity Fund. Mr. Hart joined Ninety One UK in 2008. Mr. Hart graduated from the University of Sheffield in 1986 with a degree in Business Studies.

Varun Laijawalla, Portfolio Manager at Ninety One UK, serves as a portfolio manager of the Ninety One Emerging Markets Equity Fund. Mr. Laijawalla joined Ninety One UK in 2016. Mr. Laijawalla received his BA from University of Warwick. Mr. Laijawalla also received an MBA with a specialization in Finance from Institut Européen d’Administration des Affaires.

Clyde Rossouw, Head of Quality at Ninety One Pty, serves as a portfolio manager of the Ninety One Global Franchise Fund and Ninety One International Franchise Fund. Mr. Rossouw joined Ninety One Pty in 1999. He completed his Bachelor of Science (Statistics and Actuarial Science) degree at the University of Cape Town in 1991. Mr. Rossouw was awarded the Certificates in Actuarial Techniques (1995), and Finance and Investments (1997) by the Institute of Actuaries in London, and gained his Chartered Financial Analyst qualification in 1999.

Abrie Pretorius, Portfolio Manager at Ninety One NA, serves as a portfolio manager of the Ninety One Global Franchise Fund and Ninety One International Franchise Fund. Mr. Pretorius joined Ninety NA in 2007. He graduated cum laude from the University of the North West, Potchefstroom Campus, with a Master of Science degree in Quantitative Risk Management: Investment Management. Mr. Pretorius also holds the Investment Management Certificate and is a CFA charterholder.

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Paul Vincent, Portfolio Manager at Ninety One UK, serves as a portfolio manager of the Ninety One Global Franchise Fund. Mr. Vincent joined Ninety One UK in 2010. He graduated from the University of Surrey with a first-class Bachelor of Science (Hons) degree in Business Management. Mr. Vincent is also a CFA charterholder and holds the Investment Administration Qualification and Investment Management Certificate.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

5.	The first paragraph of the “Ninety One Global Franchise Fund – Related Performance Data” section is deleted and replaced with the following:

The following tables give the related performance of all accounts (each, and “Account”), referred to as a “Composite,” managed Clyde Rossouw, Abrie Pretorius, Elias Ericson and Paul Vincent, the portfolio managers of the Fund, that have investment objectives, policies and strategies substantially similar to those of the Fund. Mr. Rossouw exercises final decision-making authority over all material aspects concerning the investment objective, policies, strategies, and security selection decisions of the Composite, and exercises the same level of authority and discretion in managing the Fund. Messrs. Pretorius, Erickson and Vincent became portfolio managers of the Composite in April 2024. Prior to this time, Mr. Rossouw was the sole portfolio manager of the Composite. The data does not represent the historical performance of the Fund and is not indicative of the potential futures performance of the Fund.

6.	The first paragraph of the “Ninety One International Franchise Fund – Related Performance Data” section is deleted and replaced with the following:

The following tables give the related performance of all accounts (each, and “Account”), referred to as a “Composite,” managed Elias Erickson, Clyde Rossouw and Abrie Pretorius, the portfolio managers of the Fund, that have investment objectives, policies and strategies substantially similar to those of the Fund. Mr. Erickson exercises final decision-making authority over all material aspects concerning the investment objective, policies, strategies, and security selection decisions of the Composite, and exercises the same level of authority and discretion in managing the Fund. Messrs. Rossouw and Pretorius became portfolio managers of the Composite in April 2024. Prior to this time, Mr. Erickson was the sole portfolio manager of the Composite. The data does not represent the historical performance of the Fund and is not indicative of the potential futures performance of the Fund.

Please retain this supplement for future reference.

INV-SK-009-0400

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THE ADVISORS’ INNER CIRCLE FUND III

Ninety One Global Franchise Fund

Ninety One International Franchise Fund

(the “Funds”)

Supplement dated April 1, 2024 to the Funds’ Statement of Additional Information dated March 1, 2024 (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Abrie Pretorius, Elias Erickson and Paul Vincent have joined Clyde Rossouw as portfolio managers for the Global Franchise Fund, and Clyde Rossouw and Abrie Pretorius have joined Elias Erickson as portfolio managers for the International Franchise Fund as of April 1, 2024. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.	The following is hereby added to the “Fund Shares Owned by the Portfolio Managers” table in the “The Portfolio Managers” section of the SAI:

Name	Dollar Range of Fund Shares Owned[1]
Abrie Pretorius*	$100,001 - $500,000
Paul Vincent*	None

*	Valuation date is March 26, 2024.

2.	The following is hereby added to the “Other Accounts” table in the “The Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Abrie Pretorius*	0	$0	2	$422.1	1	$1,948
Paul Vincent*	0	$0	2	$1,094.1	0	$0

*	Valuation date is February 29, 2024. Includes no accounts with assets under management that are subject to a performance fee.

3.	The “Portfolio Managers – Conflicts of Interest” section is hereby deleted and replaced with the following:

Conflicts of Interest. The Adviser performs investment management and investment advisory services for various clients, including the Funds, many of whom may have differing investment objectives, guidelines, and restrictions. As a result, the Adviser may give advice and take action in the performance of its duties for a particular client that may differ from the advice given, or the timing or nature of action taken, with respect to other clients.

It is also possible that in the course of the Adviser’s business, investments for the Adviser’s clients will overlap with investments for the clients of an affiliate of the Adviser and create a possible conflict of interest in connection with an investment opportunity that may be suitable for multiple accounts, but not available in sufficient quantities for all accounts to participate fully. Because the Adviser provides services to a number of different clients, potential conflicts of interest may also arise related to the amount of time an individual devotes to managing particular accounts. The Adviser may also have an incentive to favor accounts in the allocation of investment opportunities or otherwise treat preferentially those accounts that pay the Adviser a performance-related fee, or a higher fee level or greater fees overall.

To address such conflicts, the Adviser has established a variety of policies and procedures whose goals are to facilitate the fair allocation of investment opportunities. At all times, the Adviser seeks to treat all of its clients in a fair and equitable manner and will act in a manner that the Adviser believes to be in the best interests of clients. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved, taking into consideration the overriding best interests of its clients.

Messrs. Baker, Erickson, Hart, Laijawalla, Pretorius, Rossouw and Vincent and Ms. Cooper manage multiple accounts for the Adviser, including a Fund. In addition, Messrs. Baker, Erickson, Hart, Laijawalla, Pretorius, Rossouw and Vincent and Ms. Cooper each serve as portfolio manager of certain private investment funds and client accounts that are managed by affiliates of the Adviser. As such, each of Messrs. Baker, Erickson, Hart, Laijawalla, Pretorius, Rossouw and Vincent and Ms. Cooper will not devote their full business time to a Fund, but will devote such time as they, in their sole discretion, deem necessary to carry out their role effectively. Each of Messrs. Baker, Erickson, Hart, Laijawalla, Pretorius, Rossouw and Vincent and Ms. Cooper will make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that they believe is applicable to such accounts.

Each of Messrs. Baker, Erickson, Hart, Laijawalla, Pretorius, Rossouw and Vincent and Ms. Cooper may on occasion give advice or take action with respect to certain accounts that differs from the advice given or action taken with respect to other accounts (especially where the investment policies differ). Thus, it is possible that the transactions and portfolio strategies Messrs. Baker, Erickson, Hart, Laijawalla, Pretorius, Rossouw and Vincent and Ms. Cooper may use for various accounts may conflict and affect the prices and availability of the securities and other financial instruments in which certain other accounts invest. In circumstances where conflicts occur, the Adviser seeks to implement policies to minimize such conflicts and ensure that decisions are made that are fair and equitable to all the accounts involved, in light of the circumstances prevailing at the time and its applicable fiduciary duties.

Potential conflicts of interest may also arise in connection with the knowledge by an employee of either the Adviser and/or an affiliate of the Adviser about the timing of transactions, investment opportunities, broker selection, portfolio holdings and investments. Such employees who have access to the size and timing of transactions may have information concerning the market impact of transactions. Such employees may be in a position to use this information to their possible advantage or to the possible detriment of a client. The Adviser manages these potential conflicts involving employee personal trades by requiring that any personal trade be made in compliance with the Adviser’s code of ethics.

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Please retain this supplement for future reference.

INV-SK-009-0500

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